TERNIUM TO INTEGRATE OPERATIONS IN THE USMCA (Details) $ in Billions	Feb. 14, 2023 USD ($) T
Disclosure of operating segments [abstract]
Expected capital investment | $	$ 2.4
Capacity of steel (in tons)	2,600,000
Capacity of iron (in tons)	2,100,000